Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, plant and equipment

Note 16.      Property, plant and equipment

Property, plant and equipment, net consisted of the following:

	As at December 31,	As at December 31,
USD'000	2022	2021
Machinery & equipment	4,132	3,902
Office equipment and furniture	2,944	2,899
Computer equipment and licences	1,558	1,162
Total property, plant and equipment gross	8,634	7,963

Accumulated depreciation for:
Machinery & equipment	(3,707)	(3,650)
Office equipment and furniture	(2,703)	(2,614)
Computer equipment and licences	(1,382)	(1,126)
Total accumulated depreciation	(7,792)	(7,390)
Total property, plant and equipment, net	842	573
Depreciation charge from continuing operations for the period ended December 31,	443	491

The depreciation charge from continuing operations for the year 2020 was USD 988,207.

In 2022, WISeKey did not identify any events or changes in circumstances indicating that the carrying amount of any asset may not be recoverable. As a result, WISeKey did not record any impairment charge on Property, plant and equipment in the year 2022.

The useful economic life of property plant and equipment is as follows:

•	Office equipment and furniture:	2 to 5 years

•	Production masks	5 years

•	Production tools	3 years

•	Licenses	3 years

•	Software	1 year